Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 36,303,273
Interest and dividends	6,081,917
Net investment income	42,385,190
Interest income on notes receivables from participants	14
Contributions:
Employers	11,076,630
Participants	18,791,974
Rollovers	2,123,962
Total contributions	31,992,566
Deductions:
Benefits paid	29,398,150
Administrative expenses	308,216
Total deductions	29,706,366
Net increase in net assets available for benefits	44,671,404
Net assets available for benefits at beginning of year	260,106,995
Net assets available for benefits at end of year	$ 304,778,399